Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 12—Share-Based Compensation

We recorded share-based compensation expense and related tax benefit within our consolidated statements of operations as follows:

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Operating expenses	$—	$177	$416	$658
General and administrative expenses	599	2,366	6,403	6,436
Share-based compensation expense	599	2,543	6,819	7,094
Tax benefit (a)	(126)	—	(1,147)	(2,011)
Total	$473	$2,543	$5,672	$5,083
(a)

The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations. As a result of the cancellation of all equity and equity-based awards granted under the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), we do not expect any tax benefit from share-based compensation expense during the Predecessor period in 2018.

On November 28, 2018, the board of directors approved the 2018 Stock Plan pursuant to which the Company may issue up to 7.5 million common shares to 2018 Stock Plan participants using various types of stock-based incentive awards, including stock options, restricted shares, restricted share units and other equity-based awards. The Compensation Committee of the board of directors determines the terms and conditions of equity awards made to participants under the 2018 Stock Plan.

Prior to the adoption of the 2018 Stock Plan, the  2011 Stock Plan provided for the grant of equity-based or equity-related awards to directors, officers, employees and consultants. In connection with our emergence from bankruptcy on November 19, 2018, all equity and equity-based awards granted under the 2011 Stock Plan were cancelled and are no longer outstanding.

Stock Options

During the Predecessor periods in 2018,  2017 and 2016, there were no options granted or exercised. A summary of option activity under the 2011 Stock Plan in the Predecessor period of 2018 is as follows:

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2018 (Predecessor)	279	$64.76
Granted	—
Exercised	—
Cancelled or forfeited	(279)	64.76
Outstanding — November 19, 2018 (Predecessor)	—	$—	—	$—
Exercisable — November 19, 2018 (Predecessor)	—	$—	—	$—

During the Successor period in 2018, no options were granted under the 2018 Stock Plan.

Restricted Share Units (“RSUs”)

Pursuant to the 2011 Stock Plan, the Company granted restricted share units to certain members of our board of directors, executives and employees to be settled in shares of our stock. In 2017, the Company converted all 0.3 million of unvested restricted share units granted in 2016 into cash-settled restricted share units. We accounted for the modification by transferring $0.6 million amortized expense from equity to liability.

Pursuant to the 2018 Stock Plan,  in December 2018, the board of directors granted an aggregate of 565,000 restricted share units to our Chairman of the Board, our Chief Executive Officer and our two other Class A directors. The fair value of restricted share units is determined using the market value of our shares on the date of grant. The restricted share units granted to our Chairman of the Board and Chief Executive Officer were 50% time-vested RSUs and 50% performance-based RSUs.  The time-vested RSUs vest one-third on the second anniversary of the grant date, one-third on the third anniversary of the grant date, and one-third on the fourth anniversary of the grant date, with accelerated vesting upon a change of control of the Company. The performance-based RSUs vest only upon the satisfaction of performance conditions. The RSUs granted to the other Class A directors are time-vested RSUs that vest in equal annual installments on each of the first and second anniversary of the grant date, with accelerated vesting upon a change of control of the Company.

A summary of RSUs activity for the year ended December 31, 2018 is as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2018 (Predecessor)	70	$45.28
Granted	—	—
Vested	(37)	54.25
Cancelled or forfeited	(33)	33.63
Nonvested — November 19, 2018 (Predecessor)	—	$—

Nonvested — November 20, 2018 (Successor)	—	$—
Granted	565	13.00
Vested	—	—
Cancelled or forfeited	—	—
Nonvested — December 31, 2018 (Successor)	565	$13.00

No RSUs were granted for the year ended December 31, 2017. The total grant-date fair value of the RSUs vested was $2.0 million, $5.2 million and $4.8 million for the Predecessor periods in 2018, 2017 and 2016, respectively.

As of December 31, 2018, total compensation costs related to nonvested time-based RSUs not yet recognized was $3.8 million and is expected to be recognized over a weighted-average period of 2.9 years.

Stock Bonus Awards

In December 2018, our board of directors approved the issuance of an aggregate of 39,614 common shares to 269 participants as stock bonus awards under the 2018 Stock Plan, of which 8,061 shares were withheld for the payment of taxes resulting in a net issuance of 31,553 common shares.

Cash-Settled Restricted Share Units

Pursuant to the 2011 Stock Plan, the Company granted cash-settled restricted share units to certain of our executives and employees. The value of cash-settled restricted share units was determined based on our common share price on the vesting date and were paid in cash with no actual shares issued. Compensation expense of cash-settled restricted share units was remeasured each quarter with a cumulative adjustment to compensation cost during the period based on changes in our share price.

During the Predecessor period in 2018, 0.1 million of cash-settled restricted share units vested and were settled for an immaterial amount, and all of the remaining 0.4 million units were forfeited.

During the Successor period in 2018, no cash-settled restricted share units were granted under the 2018 Stock Plan.